Other current assets and other current liabilities - Other current liabilities (Details) - RUB (₽) ₽ in Millions	Sep. 30, 2019	Dec. 31, 2018
Other current assets and other current liabilities
Loyalty program liability	₽ 568	₽ 473
Other	170	58
Total other current liabilities	₽ 738	₽ 531